DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2013
DEFERRED INCOME TAXES [Text Block]
11.	DEFERRED INCOME TAXES

Income tax benefits attributable to losses from United States of America operations was $Nil for the years ended December 31, 2011 and 2010, and differed from the amounts computed by applying the United States of America federal income tax rate of 34% to pretax losses from operations as a result of the following:

	2013	2012

Loss for the year	$(750,942)	$(7,631,636)

Computed “expected” tax (benefit) expense	$(255,000)	$(2,671,073)
Non deductible (taxable) items	(83,000)	425,576
Lower effective income tax rate on loss of foreign subsidiaries	59,000	466,378
Valuation allowance	279,000	1,779,119

Net expected tax (benefit) expense	$—	$—

The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below:

	2013	2012

Deferred tax assets (liabilities):
Trading securities	$108,000	$177,064
Equipment	258,000	—
Net operating loss carryforwards - US	2,690,000	1,988,971
Net operating loss carryforwards - Ghana	2,392,000	2,402,345

Valuation allowance	(5,448,000)	(4,568,380)

Total deferred tax assets	$—	$—

The valuation allowance for deferred tax assets as of December 31, 2013 and 2012 was $(5,448,000) and $(4,568,380) respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets. In order to fully realize the deferred tax asset attributable to net operating loss carryforwards, the Company will need to generate future taxable income of approximately $17,479,000 prior to the expiration of the net operating loss carryforwards. Of the $17,479,000 of operating loss carryforwards, $7,911,000 is attributable to the US, and expires between 2014 and 2033, and the balance of $9,568,000 is attributable to Ghana and expires between 2014 and 2018.